Employee Benefit Plan, Description of Plan (Details) - XCEL NMC SRP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Description of Plan
The following includes a brief description of the Nuclear Management Company, LLC NMC Savings and Retirement Plan (the Plan). Participants should refer to the Plan document or Summary Plan Description for more complete information.

General — The Plan is a defined contribution benefit plan which provides eligible employees of Plan sponsor, Xcel Energy Inc., and its participating subsidiaries (Xcel Energy) the opportunity to contribute to a qualified retirement savings plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

Xcel Energy contributes the employer matching contribution in cash. The participant deferrals and matching contributions are invested into one or more investment funds as elected by the participants.

The Plan is subdivided into two main sections: the Savings component of the plan, which includes the employer matching contribution, employee pre-tax, Roth 401(k) after-tax and pre-tax catch-up contributions; and the Retirement component of the plan which includes the NMC Retirement Contribution and the NMC Money Purchase Pension Plan Transfer Account.

Plan and Trust Management — The Plan administrator is Xcel Energy and Xcel Energy has the authority to control and manage the operation and administration of the Plan. Plan assets are held by a trustee under a trust agreement as adopted by Xcel Energy. The Plan's assets invested in Xcel Energy Inc. common stock are held in the Xcel Energy Stock Fund within the Master Trust. See Note 4 for further discussion. The Xcel Energy Stock Fund also holds an immaterial amount of cash equivalents for operational purposes. Individual participant accounts are valued daily based on the current fair value of each type of asset. The Vanguard Group is the record keeper and Vanguard Fiduciary Trust Company (VFTC) serves as trustee for the Plan.

Transfer of Plan Assets — Assets are transferred amongst plans when an eligible participant moves from one benefit plan to another plan sponsored by Xcel Energy. In 2025, the Plan did not receive or transfer participant assets.

Eligibility — All full-time and part-time employees who are part of a bargaining unit and whose collective bargaining agreement allows for participation in this Plan will be eligible for participation in the Plan as soon as administratively feasible after their date of hire.

Employee and Employer Contributions — The Plan allows participants to contribute a portion of their compensation as pre-tax and/or Roth 401(k) after-tax contributions, pre-tax and/or Roth 401(k) after-tax catch up contributions, and allows pre-tax rollovers from other qualified retirement plans. The plan also allows for a discretionary employer matching contribution (see Note 3).

Vesting — Participants in the Savings component of the Plan, employee contributions, matching contributions made by Xcel Energy and earnings are immediately vested. In the Retirement component of the Plan, the employer Retirement contribution is 100% vested on or after attaining age 65, death, total and permanent disability, or after three years of vesting service.

Distributions — Benefits related to the Savings component of the Plan may be distributed after termination of employment, disability or death (payable to the beneficiary) in the form of a single lump sum cash payment, direct rollover or periodic installments. Vested benefits related to the Retirement component of the Plan may be distributed in the form of a single lump sum cash payment, direct rollover or periodic installments. Under the Plan provisions, distributions from the former NMC Money Purchase Retirement Plan account are required to be made in the form of an annuity unless the participant elects to receive this portion of their benefit in another form (with spousal consent, if applicable).

Participant Accounts — Individual accounts are maintained for each participant of the Plan. Each participant’s account is credited with the participant’s contributions, company matching contributions, discretionary retirement contributions, and Plan earnings as applicable. Participant accounts are also charged with withdrawals, an allocation of Plan losses as applicable, and per participant administrative expenses that are not paid by the Company. Allocations are based on participant earnings or account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Forfeited Amounts — For the Plan year ended Dec. 31, 2025, Xcel Energy participants incurred $52,327 of forfeitures. Forfeitures are used to reduce employer contributions. There was an immaterial amount in the forfeitures account as of Dec. 31, 2025.

Plan Termination — While Xcel Energy expects to continue the Plan, it reserves the right at its sole and absolute discretion to amend, modify, change or terminate the Plan, at any time, in whole or in part, for whatever reason it deems appropriate, subject to collective bargaining obligations. If Xcel Energy were to terminate the Plan, assets would be distributed in accordance with ERISA guidelines.

Administrative Expenses — Xcel Energy pays certain administrative expenses of the Plan. Certain investment advisory, trustee and recordkeeping fees are paid by the Plan or by the participant, as applicable. The Self-Directed Brokerage Option annual account maintenance fee, participant loan set-up fee, and annual loan maintenance fee are paid by the participant.

Xcel Energy Inc. Common Stock Dividends — Dividends paid on shares held in Xcel Energy Inc. common stock within the Master Trust are automatically reinvested in Xcel Energy Inc. common stock unless the participant elects to receive them as a taxable cash distribution.

EBP, Forfeited Nonvested Account	$ 52,327